Average Annual Total Returns - Victory Integrity Small-Cap Value Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year	Class R6 5 Years	Class R6 10 Years	Class R6 Life of Class		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	15.57%	3.89%	10.05%	15.45%	2.86%	8.41%	9.30%	2.90%	7.58%	20.79%	4.41%	9.95%	22.31%	4.87%	10.45%	23.28%	5.68%		11.98%	[1]	23.08%	5.51%	11.04%	22.39%	6.99%	10.56%

[1]	Inception date of Class R6 is June 4, 2012.